PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2021	$624.8	$3,106.6	$1,966.6	$92.2	$5,790.2
Additions	474.8	142.3	83.2	21.4	721.7
Changes in asset retirement obligations	—	42.0	—	—	42.0
Disposals	—	—	(79.4)	(4.4)	(83.8)
Transfers within property, plant and equipment	(21.0)	14.1	7.5	(0.6)	—
Balance, December 31, 2021	$1,078.6	$3,305.0	$1,977.9	$108.6	$6,470.1
Additions	638.7	221.7	100.8	75.5	1,036.7
Changes in asset retirement obligations	—	(22.4)	—	—	(22.4)
Disposals	—	—	(49.6)	(4.8)	(54.4)
Transfers within property, plant and equipment	(73.8)	25.1	52.6	(3.9)	—
Reclassification to assets held for sale	(79.6)	(1,022.6)	(583.5)	(90.0)	(1,775.7)
Balance, December 31, 2022	$1,563.9	$2,506.8	$1,498.2	$85.4	$5,654.3

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2021	$—	$2,084.8	$1,324.0	$19.4	$3,428.2
Depreciation expense[2]	—	180.4	131.6	15.4	327.4
Disposals	—	—	(74.3)	(4.2)	(78.5)
Impairment charge	—	154.1	37.3	13.7	205.1
Balance, December 31, 2021	$—	$2,419.3	$1,418.6	$44.3	$3,882.2
Depreciation expense[2]	—	183.8	126.9	15.9	326.6
Disposals	—	—	(46.7)	(4.4)	(51.1)
Impairment charge	—	109.1	39.5	11.4	160.0
Transfers within property, plant and equipment	—	—	2.0	(2.0)	—
Reclassification to assets held for sale	—	(749.1)	(461.4)	(50.9)	(1,261.4)
Balance, December 31, 2022	$—	$1,963.1	$1,078.9	$14.3	$3,056.3
Carrying amount, December 31, 2021	$1,078.6	$885.7	$559.3	$64.3	$2,587.9
Carrying amount, December 31, 2022	$1,563.9	$543.7	$419.3	$71.1	$2,598.0
1.Right-of-use assets consist of property, plant and equipment related to assets leased and accounted for under IFRS 16. The Company entered into lease financing agreements on behalf of the Côté Gold project as the operator of the unincorporated joint venture. In accordance with IFRS 16, the Company recorded 100% of the lease liability and right-of-use assets as it entered into the agreement as operator for the 70% owned Côté Gold joint venture.
2.Excludes depreciation expense related to corporate office assets, included within other non-current assets, which is included in general and administrative expenses.
In 2022, borrowing costs attributable to qualifying assets associated with the Côté Gold project, Essakane and Westwood mines totaling $49.0 million (2021 - $38.3 million) were capitalized using a weighted average interest rate of 5.82% (2021 - 5.80%). The weighted average interest rate was based on the 5.75% senior notes, credit facility, equipment loans, gold prepayments and leases.
As at December 31, 2022, mining properties included capitalized stripping costs of $196.6 million (December 31, 2021 - $192.0 million). Stripping costs of $109.7 million were capitalized during 2022 (2021 - $85.0 million), and $105.0 million were depreciated during 2022 (2021 - $80.1 million).